ECONOMIC CONTEXT ON GROUP'S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
ECONOMIC CONTEXT ON GROUPS OPERATIONS
Schedule of group exposure to Argentine public sector

Grupo Supervielle´s Exposure to Public Sector
Central Bank of Argentina (including repo transactions)	248,636,378
Treasury Bills	28,559,125
Government Securities	33,482,394
Exposure to Government Securities and Treasury Bonds	310,677,897
Loans to Public Sector	277,702
Total exposure to Public Sector	310,955,599
Over Total Assets	44.62%
Over Shareholder´s equity	336.73%